(Loss) Earnings per share (Tables)	12 Months Ended
Mar. 31, 2022
(Loss)/Earnings per share
Summary of (loss)/earnings per share

	Year ended March 31,
	2022	2021	2020
Basic (loss)/earnings per ordinary share (€)	(0.2130)	(0.9142)	0.5824
Diluted (loss)/earnings per ordinary share (€)	(0.2130)	(0.9142)	0.5793
Number of ordinary shares (in Ms) used for EPS (weighted average)
Basic	1,130.5	1,110.4	1,113.8
Diluted (a)	1,130.5	1,110.4	1,119.8

(a)	Details of share options in issue have been described more fully in Note 15 to the consolidated financial statements. See below for explanation of diluted number of ordinary shares.